Summary of Significant Accounting Policies (Policies)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Basis of Accounting and Principles of Consolidation

Basis of Accounting and Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements of Spirit Realty Capital and its consolidated subsidiaries have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). In the opinion of management, the unaudited condensed consolidated financial statements include the normal, recurring adjustments necessary for a fair statement of the information required to be set forth therein. The results for interim periods are not necessarily indicative of the results for the entire year. Certain information and note disclosures, normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States (“GAAP”), have been condensed or omitted from these statements pursuant to SEC rules and regulations and, accordingly, these financial statements should be read in conjunction with the Company’s audited consolidated financial statements as filed with the SEC in its Annual Report on Form 10-K for the fiscal year ended December 31, 2012.

The unaudited condensed consolidated financial statements include the accounts of Spirit Realty Capital and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Spirit Realty Capital has formed numerous special purpose entities to acquire and hold real estate subject to mortgage notes payable (see Note 5). As a result, the vast majority of the Company’s consolidated assets are held in these wholly owned special purpose entities, and are subject to debt. Each special purpose entity is a separate legal entity, and is the sole owner of its assets and responsible for its liabilities. The assets of these special purpose entities are not available to pay, or otherwise satisfy obligations to, the creditors of any owner or affiliate of the special purpose entity. At June 30, 2013 and December 31, 2012, assets totaling $2.9 billion and $3.0 billion, respectively, were held, and liabilities totaling $2.0 billion and $2.0 billion, respectively, were owed by these special purpose entities, and are included in the accompanying condensed consolidated balance sheets.

Basis of Accounting and Principles of Consolidation

The accompanying consolidated financial statements of Spirit Realty Capital and consolidated subsidiaries have been prepared on the accrual basis of accounting, in accordance with accounting principles generally accepted in the United States (“GAAP”). The consolidated financial statements include the accounts of Spirit Realty Capital and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Spirit Realty Capital has formed numerous special purpose entities to acquire and hold real estate subject to mortgage notes payable (see Note 4). As a result, the vast majority of the Company’s consolidated assets are held in these wholly-owned special purpose entities and are subject to debt. Each special purpose entity is a separate legal entity and is the sole owner of its assets and responsible for its liabilities. The assets of the special purpose entities are not available to pay, or otherwise satisfy obligations to, the creditors of any owner or affiliate of the special purpose entity. At December 31, 2012 and 2011, assets totaling $3.0 billion and $3.1 billion, respectively, were held, and liabilities totaling $2.0 billion and $1.9 billion, respectively, were owed by these special purpose entities and are included in the accompanying consolidated balance sheets.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although management believes its estimates are reasonable, actual results could differ from those estimates.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although management believes its estimates are reasonable, actual results could differ from those estimates.

Reclassifications	Reclassifications Certain reclassifications have been made to prior period balances to conform to the current period presentation.	Reclassifications Certain reclassifications have been made to prior period balances to conform to the current period presentation.
Segment Reporting

Segment Reporting

Accounting Standards Codification Topic (“ASC”) 280, Segment Reporting, established standards for the manner in which public enterprises report information about operating segments. The Company views its operations as one segment, which consists of triple-net leasing operations. The Company has no other reportable segments.

Segment Reporting

Accounting Standards Codification Topic 280, Segment Reporting (ASC 280), established standards for the manner in which public enterprises report information about operating segments. The Company views its operations as one segment, which consists of triple-net leasing operations. The Company has no other reportable segments.

Real Estate Investments

Real Estate Investments

Purchase Accounting and Acquisition of Real Estate - When acquiring a property for investment purposes, the Company allocates the purchase price (including acquisition and closing costs) to land, building, improvements, and equipment based on their relative fair values. For properties acquired with in-place leases, the Company allocates the purchase price of real estate to the tangible and intangible assets and liabilities acquired based on their estimated fair values and acquisition costs are expensed as incurred. In making estimates of fair values for this purpose, the Company uses a number of sources, including independent appraisals and information obtained about each property as a result of its pre-acquisition due diligence and its marketing and leasing activities.

Lease Intangibles - Lease intangibles, if any, acquired in conjunction with the purchase of real estate represent the value of in-place leases and above- or below-market leases. For real estate acquired subject to existing lease agreements, in-place lease intangibles are valued based on the Company’s estimates of costs related to tenant acquisition and the carrying costs that would be incurred during the time it would take to locate a tenant if the property were vacant, considering current market conditions and costs to execute similar leases at the time of the acquisition, and are amortized on a straight-line basis over the remaining initial term of the related lease. Above- and below-market lease intangibles are recorded based on the present value of the difference between the contractual amounts to be paid pursuant to the leases at the time of acquisition of the real estate and the Company’s estimate of current market lease rates for the property, measured over a period equal to the remaining initial term of the lease. Capitalized above-market lease intangibles are amortized over the remaining initial terms of the respective leases as a decrease to rental revenue. Below-market lease intangibles are amortized as an increase in rental revenue over the remaining initial terms of the respective leases plus any fixed-rate renewal periods on those leases. Should a lease terminate early, the unamortized portion of any related lease intangible is immediately recognized in the Company’s consolidated statements of operations.

Real Estate Investments

Carrying Value of Real Estate Investments - The Company’s real estate properties are recorded at cost and depreciated using the straight-line method over the estimated remaining useful lives of the properties, which generally range from 20 to 50 years for buildings and improvements and is 15 years for land improvements. Portfolio assets classified as “held for sale” are not depreciated. The Company allocates the purchase price of real estate properties to the tangible and intangible assets and liabilities acquired based on their estimated fair values. In making estimates of fair values for this purpose, management uses a number of sources, including independent appraisals and information obtained about each property as a result of its pre-acquisition due diligence and its marketing and leasing activities. Properties classified as “held for sale” are recorded at the lower of their carrying value or their fair value, less anticipated selling costs.

Purchase Accounting and Acquisition of Real Estate - When acquiring a property for investment purposes, Spirit allocates the purchase price (including acquisition and closing costs) to land, building, improvements and equipment based on their relative fair values. For properties acquired with in-place leases, Spirit allocates the purchase price of real estate to the tangible and intangible assets and liabilities acquired based on their estimated fair values. Transaction costs related to these acquisitions are expensed in the period incurred. In making estimates of fair values for this purpose, Spirit uses a number of sources, including independent appraisals and information obtained about each property as a result of Spirit’s pre-acquisition due diligence and its marketing and leasing activities.

Lease Intangibles - Lease intangibles, if any, acquired in conjunction with the purchase of real estate represent the value of in-place leases and above- or below-market leases. For real estate acquired subject to existing lease agreements, in-place lease intangibles are valued based on management’s estimates of costs related to tenant acquisition and the carrying costs that would be incurred during the time it would take to locate a tenant if the property were vacant, taking into consideration current market conditions and costs to execute similar leases at the time of the acquisition, and are amortized on a straight-line basis over the remaining initial term of the related lease and included in amortization expense. Above- and below-market lease intangibles are recorded based on the present value of the difference between the contractual amounts to be paid pursuant to the leases at the time of acquisition of the real estate and management’s estimate of current market lease rates for the property, measured over a period equal to the remaining initial term of the lease. Capitalized above-market lease intangibles are amortized over the remaining initial terms of the respective leases as a decrease to rental revenue. Below-market lease intangibles are amortized as an increase in rental revenue over the remaining initial terms of the respective leases plus any fixed-rate renewal periods on those leases. Should a lease terminate early, the unamortized portion of any related lease intangibles is immediately recognized in the Company’s consolidated statements of operations.

Impairment - The Company reviews its real estate investments and related lease intangibles periodically for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. We consider factors such as expected future undiscounted cash flows, estimated residual value, market trends (such as the effects of leasing demand and competition) and other factors in making this assessment. An asset is considered impaired if its carrying value exceeds its estimated undiscounted cash flows and the impairment is calculated as the amount by which the carrying value of the asset exceeds its estimated fair value. Estimating future cash flows and fair values are highly subjective and such estimates could differ materially from actual results. Key assumptions used in estimating future cash flows and fair values include, but are not limited to, revenue growth rates, interest rates, discount rates, capitalization rates, lease renewal probabilities, tenant vacancy rates and other factors.

Revenue Recognition - The Company leases real estate to its tenants under long-term, triple-net leases that are classified as operating leases. Lease origination fees are deferred and amortized over the related lease term as an adjustment to rental revenue. Under a triple-net lease, the tenant is typically responsible for all improvements and is contractually obligated to pay all property operating expenses, such as real estate taxes, insurance premiums and repair and maintenance costs. Accordingly, the accompanying consolidated statements of operations do not reflect these tenant-funded costs.

The Company’s leases generally provide for rent escalations throughout the lease terms. For leases that provide for specific contractual escalations, rental revenue is recognized on a straight-line basis so as to produce a constant periodic rent over the term of the lease. Accordingly, accrued rental revenue, calculated as the aggregate difference between the rental revenue recognized on a straight-line basis and scheduled rents, represents unbilled rent receivables that the Company will receive only if the tenants make all rent payments required through the expiration of the initial term of the leases. The accrued rental revenue representing this straight-line adjustment is subject to an evaluation for collectability, and the Company records a provision for losses against rental revenues if collectability of these future rents is not reasonably assured. Leases that have contingent rent escalators indexed to future increases in the Consumer Price Index (“CPI”) may adjust over a one-year period or over multiple-year periods. Generally, these escalators increase rent at the lesser of (a) 1 to 1.25 times the increase in the CPI over a specified period or (b) a fixed percentage. Because of the volatility and uncertainty with respect to future changes in the CPI, the Company’s inability to determine the extent to which any specific future change in the CPI is probable at each rent adjustment date during the entire term of these leases and the Company’s view that the multiplier does not represent a significant leverage factor, rental revenue from leases with this type of escalator are recognized only after the changes in the rental rates have occurred.

Some of the Company’s leases also provide for contingent rent based on a percentage of the tenant’s gross sales. For contingent rentals that are based on a percentage of the tenant’s gross sales, the Company recognizes contingent rental revenue when the change in the factor on which the contingent lease payment is based actually occurs.

The Company suspends revenue recognition if the collectability of amounts due pursuant to a lease is not reasonably assured or if the tenant’s monthly lease payments become more than 60 days past due, whichever is earlier.

Lease termination fees are included in “interest income and other” on the Company’s consolidated statements of operations and are recognized when there is a signed termination agreement and all of the conditions of the agreement have been met and the tenant no longer occupies the property. The Company recorded lease termination fees of $0.5 million, zero and $13.9 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Allowance for Doubtful Accounts - The Company reviews its rent receivables for collectability on a regular basis, taking into consideration changes in factors such as the tenant’s payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates and economic conditions in the area where the property is located. In the event that the collectability of a receivable with respect to any tenant is in doubt, a provision for uncollectible amounts will be established or a direct write-off of the specific rent receivable will be made. The Company provided for reserves for uncollectible amounts totaling $3.6 million and $5.1 million at December 31, 2012 and 2011, respectively, against accounts receivable balances of $7.6 million and $11.3 million, respectively. Uncollected accounts receivable are written off against the allowance when all possible means of collection have been exhausted. For accrued rental revenues related to the straight-line method of reporting rental revenue, the Company established a provision for losses of $15.3 million and $12.9 million at December 31, 2012 and 2011, respectively, against accrued rental revenue receivables of $22.7 million and $18.4 million, respectively, based on management’s estimates of uncollectible receivables and management’s assessment of the risks inherent in the portfolio, giving consideration to historical experience and industry default rates for long-term receivables.

Allowance for Doubtful Accounts

Allowance for Doubtful Accounts

The Company reviews its rent receivables for collectability on a regular basis, taking into consideration changes in factors such as the tenant’s payment history, the financial condition of the tenant, business conditions in the industry in which the tenant operates, and economic conditions in the area where the property is located. In the event that the collectability of a receivable with respect to any tenant is in doubt, a provision for uncollectible amounts will be established or a direct write-off of the specific rent receivable will be made. The Company provided for reserves for uncollectible amounts totaling $5.2 million and $3.6 million at June 30, 2013 and December 31, 2012, respectively, against accounts receivable balances of $7.8 million and $7.6 million, respectively, and are recorded within deferred cost and other assets, net in the accompanying condensed consolidated balance sheets. For accrued rental revenues related to the straight-line method of reporting rental revenue, the Company established a provision for losses of $16.5 million and $15.3 million at June 30, 2013 and December 31, 2012, respectively, against accrued rental revenue receivables of $24.7 million and $22.7 million, respectively, based on management’s estimates of uncollectible receivables and management’s assessment of the risks inherent in the portfolio, giving consideration to historical experience and industry default rates for long-term receivables.

Loans Receivable

Loans Receivable

Impairment and Allowance for Loan Losses - The Company periodically evaluates the collectability of its loans receivable, including accrued interest, by analyzing the underlying property-level economics and trends, collateral value and quality, and other relevant factors in determining the adequacy of its allowance for loan losses. A loan is determined to be impaired when, in management’s judgment based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Specific allowances for loan losses are provided for impaired loans on an individual loan basis in the amount by which the carrying value exceeds the estimated fair value of the underlying collateral less disposition costs. Delinquent loans receivable are written off against the allowance when all possible means of collection have been exhausted. The allowance for loan losses was $4.7 million and $5.1 million at June 30, 2013 and December 31, 2012, respectively.

A loan is placed on nonaccrual status when the loan has become 60 days past due, or earlier if management determines that full recovery of the contractually specified payments of principal and interest is doubtful. While on nonaccrual status, interest income is recognized only when received. As of June 30, 2013 and December 31, 2012, two mortgages and one note were placed on nonaccrual status and have been fully reserved.

Loans Receivable

The Company holds its loans receivable for long-term investment. Mortgage loans are secured by single-tenant, operationally essential real estate. Equipment loans are secured by equipment used by tenants of properties owned or financed by the Company. The loans are carried at amortized cost, including related unamortized premiums.

Revenue Recognition - Interest income on mortgage and equipment loans receivable is recognized using the effective interest method applied on a loan-by-loan basis. Direct costs associated with originating loans are offset against any related fees received and the balance, along with any premium or discount, is deferred and amortized as an adjustment to interest income over the terms of the related loans using the effective interest method. A loan is placed on nonaccrual status when the loan has become 60 days past due, or earlier if management determines that full recovery of the contractually specified payments of principal and interest is doubtful. While on nonaccrual status, interest income is recognized only when received. As of December 31, 2012, two mortgages and one note were placed on nonaccrual status and have been fully reserved.

Impairment and Provision for Loan Losses - The Company periodically evaluates the collectability of its loans receivable, including accrued interest, by analyzing the underlying property-level economics and trends, collateral value and quality, and other relevant factors in determining the adequacy of its allowance for loan losses. A loan is determined to be impaired when, in management’s judgment based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Specific allowances for loan losses are provided for impaired loans on an individual loan basis in the amount by which the carrying value exceeds the estimated fair value of the underlying collateral less disposition costs. Delinquent loans receivable are written off against the allowance when all possible means of collection have been exhausted. The allowance for loan losses was $5.1 million and $5.3 million at December 31, 2012 and 2011, respectively, which includes the effects of (recoveries) and write-offs of loans against the allowance of $(0.2) million and $1.4 million during the years ended December 31, 2012 and 2011, respectively.

Restricted Cash and Escrow Deposits

Restricted Cash and Escrow Deposits

The Company classified restricted cash and deposits in escrow totaling $22.2 million and $34.7 million at June 30, 2013 and December 31, 2012, respectively, in deferred costs and other assets, net in the accompanying condensed consolidated balance sheets. Included in the balance at each of June 30, 2013 and December 31, 2012 is approximately $9.7 million in restricted cash deposited to secure lenders consents to the IPO. These cash balances are restricted as to use under certain of the Company’s debt agreements. In addition, the Company deposited $8.0 million in a collateral account with one of its lenders which may be applied, at the lender’s discretion, towards a reduction of the outstanding principal balance of the related loan. The Company also has the right to replace this cash collateral with a letter of credit.

Restricted Cash and Escrow Deposits

The Company classified restricted cash and deposits in escrow totaling $34.7 million and $10.0 million at December 31, 2012 and 2011, respectively, in deferred costs and other assets in the accompanying consolidated balance sheets. Included in the balance at December 31, 2012 was approximately $9.7 million in restricted cash deposited to secure lenders consents to the IPO. These cash balances are restricted as to use under certain of the Company’s debt agreements. In addition, the Company deposited $8.0 million in a collateral account with one of its lenders which may be applied, at the lender’s discretion, towards a reduction of the outstanding principal balance of the related loan. The Company has the right to replace this cash collateral with a letter of credit. During the fourth quarter, the Company advanced $1.1 million to a lender as additional collateral related to a note obligation, which matured in December 2012 (see Note 4).

Income Taxes

Income Taxes

The Company has elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended. As a REIT, the Company generally will not be subject to federal income tax provided it continues to satisfy certain tests concerning the Company’s sources of income, the nature of its assets, the amounts distributed to its stockholders, and the ownership of Company stock. Management believes the Company has qualified and will continue to qualify as a REIT and therefore, no provision has been made for federal income taxes in the accompanying condensed consolidated financial statements. Even if the Company qualifies for taxation as a REIT, it may be subject to state and local income and franchise taxes, and to federal income tax and excise tax on its undistributed income. Franchise taxes are included in general and administrative expenses on the accompanying condensed consolidated statements of operations. Taxable income from non-REIT activities managed through the Company’s taxable REIT subsidiary is subject to federal, state, and local taxes, which are not material.

Income Taxes

The Company has elected to be taxed as a REIT under the Internal Revenue Code of 1986, as amended. As a REIT, the Company generally will not be subject to federal income tax provided it continues to satisfy certain tests concerning the Company’s sources of income, the nature of its assets, the amounts distributed to its stockholders and the ownership of Company stock. Management believes the Company has qualified and will continue to qualify as a REIT and therefore, no provision has been made for federal income taxes in the accompanying consolidated financial statements. Even if the Company qualifies for taxation as a REIT, it may be subject to state and local income and franchise taxes and to federal income tax and excise tax on its undistributed income. Franchise taxes are included in general and administrative expenses on the accompanying consolidated statements of operations. Taxable income from non-REIT activities managed through the Company’s taxable REIT subsidiary is subject to federal, state, and local taxes, which are not material.

New Accounting Pronouncements

New Accounting Pronouncements

From time to time, new accounting pronouncements are issued by the Financial Accounting Standards Board (“FASB”) or the SEC that are adopted by us as of the specified effective date. Unless otherwise discussed, these new accounting pronouncements entail technical corrections to existing guidance or affect guidance related to specialized industries or entities and therefore will have minimal, if any, impact on our financial position or results of operations upon adoption.

In January 2013, the FASB issued Accounting Standards Update (“ASU”) No. 2013-01, Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. The update clarifies that ASU 2011-11 applies to entities that are accounting for derivatives under ASC 815, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are offset under ASC 210-20-45 or ASC 815-10-45 or an enforceable master netting arrangement or similar agreement. This update became effective for fiscal years beginning on or after January 1, 2013, and interim periods therein. The adoption of this ASU did not have a material impact on the Company’s financial statements.

In February 2013, the FASB issued ASU No. 2013-02, Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve reporting of reclassification of items out of accumulated other comprehensive income by requiring entities to report the effect of any significant reclassifications on the respective line items on the income statement when the amount is required to be reclassified in its entirety in the same reporting period. Additionally, for items that are not required to be reclassified completely to net income, the entity will be required to cross reference other disclosures that provide additional information about the amounts. The information provided about amounts that are reclassified out of accumulated other comprehensive income must be reported by component. The amendments of this update are effective beginning December 15, 2012. The adoption of this ASU did not have any impact on the Company’s financial statements.

Company Organization and Operations

Company Organization and Operations

Spirit Realty Capital, Inc. is a Maryland corporation incorporated on August 14, 2003. References in this annual report to “Spirit Realty Capital,” the “Company,” “we,” “our,” and “us” are to Spirit Realty Capital, Inc. The Company became a public company in December 2004 and was subsequently taken private in August 2007 by a consortium of private investors. On September 10, 2012, the Company paid a stock dividend (that is treated akin to a stock split for accounting purposes) to existing stockholders of the 200 shares of common stock of the Company whereby the existing stockholders received a stock dividend of 129,318.88 shares of common stock for each share of common stock of the Company. All references in the audited consolidated financial statements to the number of shares of common stock and related per share amounts retroactively reflect the effect of the stock dividend for all periods presented.

On September 25, 2012, the Company completed its initial public offering (the “IPO”) of 29.0 million shares of common stock. On October 1, 2012, the underwriters exercised their option to purchase additional shares in full and the Company issued an additional 4.4 million shares.

Concurrently with the completion of the IPO, the Company issued shares of its common stock to extinguish $330 million of the Term Note indebtedness (the “TLC debt conversion”) (see Note 4). In addition, equity awards in the form of restricted stock were granted to certain directors, executive officers and other employees of the Company (see Note 13).

The Company’s operations are carried out through its operating partnership, Spirit Realty, L.P. (the “Operating Partnership”), which is a Delaware limited partnership. Spirit General OP Holdings, LLC, one of the Company’s wholly-owned subsidiaries, is the sole general partner and owns 1.0% of the Operating Partnership. The Company is the sole limited partner and owns the remaining 99.0% of the Operating Partnership. Although the Operating Partnership is wholly-owned directly and indirectly by the Company, in the future, the Company could agree to issue equity interests in the Operating Partnership to third parties in exchange for property owned by such third parties. In general, any equity interests of the Operating Partnership issued to third parties would be exchangeable for cash or, at the Company’s election, shares of its common stock at specified ratios set when equity interests in the Operating Partnership are issued.

The Company is a self-administered and self-managed real estate investment trust (“REIT”) that primarily invests in single-tenant, operationally essential real estate throughout the United States that is leased on a long-term, triple-net basis primarily to tenants engaged in retail, service, and distribution industries. Single-tenant, operationally essential real estate consists of properties that are generally free-standing, commercial real estate facilities where the Company’s tenants conduct retail, distribution, or service activities that are essential to the generation of their sales and profits. Under a triple-net lease the tenant is typically responsible for all improvements and is contractually obligated to pay all property operating expenses, such as insurance, real estate taxes, and repair and maintenance costs. In support of its primary business of owning and leasing real estate, the Company has also strategically originated or acquired long-term, commercial mortgage and equipment loans to provide a range of financing solutions to its tenants.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash and highly liquid investment securities with maturities at acquisition of three months or less. The Company invests cash primarily in money market funds of major financial institutions with fund investments consisting of highly-rated money market instruments and other short-term instruments.

Accounting for Derivative Financial Instruments and Hedging Activities

Accounting for Derivative Financial Instruments and Hedging Activities

The Company utilizes derivative instruments such as interest rate swaps and caps for purposes of hedging exposures to fluctuations in interest rates associated with certain of its financing transactions. At the inception of a hedge transaction, the Company enters into a contractual arrangement with the hedge counterparty and formally documents the relationship between the derivative instrument and the financing transaction being hedged, as well as its risk management objective and strategy for undertaking the hedge transaction. At inception and at least quarterly thereafter, a formal assessment is performed to determine whether the derivative instrument has been highly effective in offsetting changes in cash flows of the related financing transaction and whether it is expected to be highly effective in the future.

The fair value of the derivative instrument is recorded on the balance sheet as either an asset or liability. For derivatives designated as cash flow hedges, the effective portions of the corresponding change in fair value of the derivatives are recorded in accumulated other comprehensive loss within stockholders’ equity. Changes in fair value reported in other comprehensive loss are reclassified to operations in the period in which operations are affected by the underlying hedged transaction. Any ineffective portions of the change in fair value are recognized immediately in general and administrative expense. The amounts paid or received on the hedge are recognized as adjustments to interest expense (see Note 5).

Net Income Per Common Share

Net Income Per Common Share

Basic net income per common share is computed by dividing net income attributable to common stockholders by the weighted average number of common shares outstanding during each period. Diluted net income per common share is computed by dividing net income attributable to common stockholders for the period by the weighted average number of shares of common stock that would have been outstanding assuming the issuance of common stock for all potentially dilutive common shares outstanding during the reporting period.

Unaudited Interim Information

Unaudited Interim Information

The consolidated quarterly financial data in Note 15 is unaudited. In the opinion of management, this financial information reflects all adjustments necessary for a fair presentation of the respective interim periods. All such adjustments are of a normal recurring nature.